Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of general and administrative expenses [Abstract]
Salaries and share based payment	$ 30,334	$ 4,864
Professional services	6,985	1,962
Advertising and promotion	174	38
Insurance and other	4,920	822
Travel, motor vehicle and meals	423	211
Hosting and telecommunications	402	353
General and administration expense	$ 43,238	$ 8,250